Offerings - Offering: 1	Aug. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares, par value $.10 per share
Amount Registered | shares	16,000,000
Proposed Maximum Offering Price per Unit	2.79
Maximum Aggregate Offering Price	$ 44,640,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,834.38
Offering Note	Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act of 1933, as amended (the "Securities Act"), solely for the purpose of calculating the amount of the registration fee, on the basis of the average of the high and low prices of shares of Transocean Ltd. as reported on the New York Stock Exchange on August 1, 2025, which is within five business days of this filing. Pursuant to Rule 416 of the Securities Act, this Registration Statement is deemed to include additional shares issuable pursuant to the adjustment provisions of the Amended and Restated Transocean Ltd. 2015 Long Term Incentive Plan by reason of any share dividend, split, recapitalization or other similar transaction.